Share-Based Compensation and Benefit Plans - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 plan	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based compensation plans for employees	2
Options of common stock outstanding	241,450	267,700
Total intrinsic value of stock options exercised	$ 3,746	$ 2,753	$ 5,641
Cash received from Common stock issued	3,324	1,554	3,790
Common stock contribution to 401(k) plan	1,759	1,689	1,772
Common and Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares delivered as payment for tax withholdings related to stock option exercises, shares		13,227
Shares delivered as payment for tax withholdings related to stock option exercises, market value		1,227
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of market price that share-based compensation awards are granted at	100.00%
Aggregate shares of common stock that may be granted	2,045,421
Shares reserved for future grant	2,007,971
Contractual term of stock option awards	5 years
2014 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	2 years
2014 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	4 years
2014 Plan | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded under plan	27,450
2014 Plan | Common and Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future grant	2,000,000
2014 Plan | Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded under plan	10,000
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock that may be granted	1,500,000
Shares reserved for future grant	515,204
Number of days under which shares to be purchased by employee on such available	90 days
Discount allowed to employees to purchase share	5.00%
Shares purchased under ESPP	6,995	5,844	6,753
Average price of the shares purchased by employees	$ 90.89	$ 79.46	$ 68.76
Additional shares issued resulting from cash dividends reinvested in common stock	2,953	1,899	15,411
Net proceeds from shares issued under ESPP	921	631	1,522
401(k) Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock contribution to 401(k) Plan, shares	18,309	22,551	26,991
Common stock contribution to 401(k) plan	1,759	1,689	1,772
2001 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock that may be granted	0
Contractual term of stock option awards	5 years
Options of common stock outstanding	207,450
2001 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	2 years
2001 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest	4 years
Non-Vested (Restricted) Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of non-vested (restricted) stock	$ 96.84	$ 80.21	$ 69.66
Fair value of non-vested stock that vested	5,789
Tax benefits realized from share-based compensation	2,142
Shares, Vested	57,300	0	0
Shares withheld as payment for tax withholdings related to share based compensation, shares	21,028
Shares withheld as payment for tax withholdings related to share based compensation, market value	2,125
Unrecognized share-based compensation expense	76,971
Weighted-average period for recognition of share-based compensation expense, in years	9 years 3 months 18 days
Non-Vested (Restricted) Stock | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	57,000
Weighted-average period for recognition of share-based compensation expense, in years	8 years
Age of Chief Executive Officer when non-vested (restricted) stock vests	82
Shares of non-vested (restricted) stock obligated to issue in connection with incentive compensation agreements	102,479
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefits realized from share-based compensation	936	1,557	1,245
Unrecognized share-based compensation expense	825
Weighted-average period for recognition of share-based compensation expense, in years	1 year 8 months 12 days
Fair value of stock options vested	1,145	822	315
Stock Options | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares	5,454	4,749	29,987
Shares withheld as payment for tax withholdings related to share based compensation, market value	$ 490	$ 450	$ 2,229